Significant Accounting Policies - Property, Plant and Equipment (Details)	12 Months Ended
Dec. 31, 2018
Lab and build-to-suit equipment | Minimum
Property, plant and equipment
Useful life	5 years
Lab and build-to-suit equipment | Maximum
Property, plant and equipment
Useful life	7 years
Office equipment
Property, plant and equipment
Useful life	5 years
Furniture and fixtures
Property, plant and equipment
Useful life	10 years
Computer equipment
Property, plant and equipment
Useful life	3 years
Leasehold improvements
Property, plant and equipment
Property plant and equipment estimated usefull lives	Lesser of life of the asset or remaining lease term